LONG-TERM DEBT (Schedule of Maturity Capital Leases Liabilities) (Details) - Southern Florida Research Foundation Member $ in Thousands	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
2026	$ 25,838
2027	8,245
2028	6,112
2029	5,495
2030	4,118
2031 and on	5,148
Total	54,956
Less - imputed interest	(2,028)
Total	$ 52,928